Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments

13 Derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit or loss[1]	–	1	–	–	1
Cross-currency swaps designated in a net investment hedge	55	–	–	(4)	51
Cross-currency swaps designated in a cash flow hedge	–	–	–	(160)	(160)
Forward FX designated in a cash flow hedge[2]	–	1	(13)	–	(12)
Other derivatives	19	85	(80)	–	24
31 December 2022	74	87	(93)	(164)	(96)

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	100	–	–	(1)	99
Cross-currency swaps designated in a cash flow hedge	116	–	(30)	(37)	49
Forward FX designated in a cash flow hedge[2]	–	19	(4)	–	15
Other derivatives	12	97	(122)	–	(13)
31 December 2023	228	116	(156)	(38)	150

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	148	–	–	–	148
Cross-currency swaps designated in a cash flow hedge	34	–	–	(71)	(37)
Cross-currency swaps designated in a fair value hedge	–	–	–	(44)	(44)
Forward FX designated in a cash flow hedge[2]	–	5	(1)	–	4
Other derivatives	–	49	(49)	–	–
31 December 2024	182	54	(50)	(115)	71

1	Interest rate swaps related to instruments designated at fair value through profit or loss matured in 2023.
2	Forward FX designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

All derivatives are held at fair value and fall within Level 2 of the fair value hierarchy as defined in Note 12, except for an equity warrant which falls within Level 3 (valued at $nil (2023: $12m; 2022: $19m), held within Non-current assets). None of the derivatives have been reclassified in the year. The equity warrant expired on 31 December 2024. Its value at that date was recorded as zero.

The fair value of interest rate swaps and cross-currency swaps is estimated using appropriate zero coupon curve valuation techniques to discount future contractual cash flows based on rates at the current year end.

The fair value of forward foreign exchange contracts and currency options are estimated by cash flow accounting models using appropriate yield curves based on market forward foreign exchange rates at the year end. The majority of forward foreign exchange contracts for existing transactions had maturities of less than one month from year end.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

			2024			2023			2022
Derivatives	0.6%	to	4.1%	0.1%	to	5.3%	0.1%	to	4.7%